Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Income Statement [Abstract]
Shipping revenues	$ 691,039	$ 535,068	$ 375,941
Operating expenses
Voyage expenses	(140,564)	(187,500)	(161,891)
Vessel operating expenses	(82,188)	(78,327)	(75,800)
Depreciation and amortization	(124,245)	(115,584)	(103,476)
Impairment charges	(12,560)	0	(3,500)
Profit/(loss), sale of vessel	0	0	75
General and administrative expense	(17,890)	(14,789)	(15,052)
Total operating expenses	(377,447)	(396,201)	(359,644)
Operating income	313,591	138,867	16,297
Share of profit from associated companies	1,193	852	858
Interest income	212	1,077	345
Interest expense	(38,408)	(55,332)	(54,211)
Fair value gain/(loss) on derivative financial liabilities	(8,074)	(9,863)	(5,191)
Other financial (expense)/income	(1,334)	(1,790)	(4,943)
Profit/(loss) before tax	267,181	73,812	(46,845)
Income tax expense	(900)	(131)	(83)
Profit/(loss) for the year	266,281	73,680	(46,927)
Attributable to the owners of non-controlling interest	14	2	0
Attributable to the owners of parent	$ 266,266	$ 73,679	$ (46,927)
Basic net income/(loss) per share (in dollars per share)	$ 1.71	$ 0.51	$ (0.33)
Diluted net income/(loss) per share (in dollars per share)	$ 1.61	$ 0.51	$ (0.33)
Weighted average number of shares (basic) (in shares)	155,712,886	143,437,164	143,429,610
Weighted average number of shares (diluted) (in shares)	170,053,975	168,159,876	143,434,921